Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Relevant Exchange Rates [Line Items]
Period ended RMB: USD exchange rate	7.296	7.1135	6.4434
Period average RMB: USD exchange rate	7.0533	6.5532	6.5238